Subsequent Events (Details) R / shares in Units, $ / shares in Units, R in Millions				12 Months Ended
	Aug. 13, 2024 USD ($) $ / shares	Aug. 13, 2024 ZAR (R) R / shares	Jun. 11, 2024	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 $ / shares	Jun. 30, 2024 USD ($)	May 13, 2024 USD ($)	Mar. 31, 2024 USD ($)
Subsequent events [Line Items]
Impacts suffered, total				$ 5,838,000
Senior notes due, description			JBS USA Food Company launched cash tender offers to purchase for a combined aggregate purchase price, excluding accrued and unpaid interest, of $500 million (the “Maximum Amount”): (i) up to $400.0 million aggregate purchase price of its 6.500% Senior Notes due 2029 and 5.750% Senior Notes due 2033; and (ii) up to the Maximum Amount of its 6.750% Senior Notes due 2034, subject to certain prioritized acceptance levels and certain terms and conditions of the tender offers. The applicable series of notes that were tendered and not withdrawn exceeded the Maximum Amount and the tender cap set forth in the offer to purchase and JBS USA Food Company accepted for purchase (1) $8,067,000 of its 6.500% Senior Notes due 2029, (2) $387,993,000 of its 5.750% Senior Notes due 2033 and (3) $92,954,000 of its 6.750% Senior Notes due 2034. Payment for the tendered notes took place on June 28, 2024, and such tendered notes were cancelled on the same date in accordance with the terms of the indentures governing each applicable series of notes.
Other cash and cash equivalents						$ 30,828,000		$ 19,606,000
Dividends paid, ordinary shares per share | $ / shares				$ 0.21	$ 0.39
Major ordinary share transactions [member]
Subsequent events [Line Items]
Settlement amount							$ 366,572,000
Subsequent Events [Member]
Subsequent events [Line Items]
Dividends from profit reserves (in Rand) | R		R 4,440
Other cash and cash equivalents	$ 808,425
Dividends paid, ordinary shares per share | (per share)	$ 0.36	R 2